Related Parties - Composition of Board of Directors and Key Management Personnel (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	33	34
Board Of Directors [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	22	24
Senior managers of key management personnel [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	11	10